Trade receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables
Trade receivables

Note	19 | Trade receivables

	12.31.22	12.31.21
Current:
Sales of electricity – Billed	16,012	29,292
Receivables in litigation	287	493
Allowance for the impairment of trade receivables	(4,634)	(11,700)
Subtotal	11,665	18,085

Sales of electricity – Unbilled	15,333	15,377
PBA & CABA government credit	991	746
Fee payable for the expansion of the transportation and others	2	4
Total current	27,991	34,212

The value of the Company’s trade receivables approximates their fair value.

The roll forward of the allowance for the impairment of trade receivables is as follows:

	Note	12.31.22	12.31.21
Balance at beginning of the year		11,700	13,534
Increase		2,182	3,816
Decrease		(314)	(411)
Recovery - Agreement on the Regularization of Obligations	2.c	(2,650)	—
Result from exposure to inflation		(6,284)	(5,239)
Balance at end of the year		4,634	11,700

The aging analysis of these trade receivables is as follows:

	12.31.22	12.31.21
Past due	8,593	9,223
Up to 3 months	19,398	24,989
Total trade receivables	27,991	34,212

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of trade receivables.

The carrying amount of the Company’s trade receivables is denominated in Argentine pesos.

Sensitivity analysis of the allowance for impairment of trade receivables:

- 5% increase in the uncollectibility rate estimate
12.31.22
Allowance	4,866
Variation	232

- 5% decrease in the uncollectibility rate estimate
12.31.22
Allowance	4,401
Variation	(233)